LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	12 Months Ended
Dec. 31, 2021
Labor Costs [Abstract]
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)

	Year ended December 31,
	2021	2020	2019

Wages, salaries and social security costs	878,347	677,541	759,678
Termination benefits	18,677	25,265	28,269
Post-employment benefits (Note 20 (i))	43,287	36,093	39,086

Labor costs	940,311	738,899	827,033
As of December 31, 2021, 2020 and 2019, the quantity of employees was 20,142, 20,173 and 19,863, respectively.